INCOME TAXES - Income Tax Expense (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
INCOME TAXES
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%	25.00%
Tax withheld on remittance of dividends	$ 10
Income tax expense
Current tax expense	9,137,000	¥ 62,820	¥ 134,350	¥ 175,777
Deferred tax (benefit)/expense	(8,987,000)	(61,792)	35,206	(50,347)
Total income tax expense	$ 150,000	¥ 1,028	¥ 169,556	¥ 125,430